Share capital - Summary of Outstanding Common Shares (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of shares
Shares issued under employee stock option plan (in shares)	0	306,139
Unclaimed shares (in shares)	(938,742)	(11,408)
Shares issued under employee stock option plan		$ 18
Common shares
Number of shares
Stated capital beginning of period	$ 20,859
Stated capital end of period	$ 20,860	$ 20,859
Issued capital | Common shares
Number of shares
Number of shares beginning of period (in shares)	912,274,545	911,982,866
Shares issued for deferred plan (in shares)	8,558	843
Shares issued under employee stock option plan (in shares)	0	306,139
Unclaimed shares (in shares)	0	(15,303)
Number of shares end of period (in shares)	912,283,103	912,274,545
Stated capital beginning of period	$ 20,859	$ 20,840
Shares issued under deferred share plan	1	0
Shares issued under employee stock option plan	0	19
Unclaimed shares	0	0
Stated capital end of period	$ 20,860	$ 20,859